Summary of Significant Accounting Policies (Details 6) - Management [Member] - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Related Party Transaction [Line Items]
Outstanding principal, beginning of year	$ 1,043	$ 1,393
Changes in composition of related parties		(288)
Principal disbursed during the year
Principal repaid and refinanced during the year	(60)	(62)
Outstanding principal, end of year	$ 983	$ 1,043